Related Party Transactions - Schedule of Amount Due from Related Party (Details) - Related Party [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amount due from a related party		$ 939,370
Less: allowance for expected credit losses		(432)
Total		$ 938,938